Income Tax Expense - Impact of Pillar Two Income Taxes (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Impact of Pillar Two Income taxes [Line Items]
Effective tax rate	21.09%	21.09%	24.90%	25.32%
Income tax expense	₩ 862,658	$ 597,180	₩ 1,051,378	₩ 890,559
Pillar Two Legislation [Member]
Impact of Pillar Two Income taxes [Line Items]
Effective tax rate	15.00%	15.00%
Income tax expense	₩ 1,569